Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Non-cash financing and investing activities

Non-cash financing and investing activities:	2017	2016
Compensatory shares	$1,003	$459
Earn-out receivable on sale of assets	—	1,838